Interest Expense (Details)	12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2009	Dec. 31, 2010 Rated Bonds [Member] USD ($)	Dec. 31, 2009 Rated Bonds [Member] USD ($)	Dec. 31, 2008 Rated Bonds [Member] USD ($)	Dec. 31, 2010 Convertible Debt [Member] USD ($)	Dec. 31, 2009 Convertible Debt [Member] USD ($)	Dec. 31, 2008 Convertible Debt [Member] USD ($)	Dec. 31, 2004 Convertible Debt [Member] USD ($)	Dec. 31, 2010 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2009 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2008 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2010 Loans Payable [Member] USD ($)	Dec. 31, 2009 Loans Payable [Member] USD ($)	Dec. 31, 2008 Loans Payable [Member] USD ($)	Dec. 31, 2010 Bonds [Member] USD ($)	Dec. 31, 2009 Bonds [Member] USD ($)	Dec. 31, 2008 Bonds [Member] USD ($)
Debt Instrument [Line Items]
Interest Expense Debt					$ 38,000,000	$ 0	$ 0	$ 22,000,000	$ 18,000,000	$ 7,000,000		$ 13,000,000	$ 0	$ 0	$ 19,000,000	$ 55,000,000	$ 47,000,000	$ 0	$ 0	$ 18,000,000
Interest And Debt Expense Abstract
Unwinding of convertible bonds discount	27,000,000	18,000,000	20,000,000
Amortization fees on convertible bonds	20,000,000	31,000,000	2,000,000
Capital lease charges	5,000,000	3,000,000	3,000,000
Discounting of non-current trade and other debtors	6,000,000	6,000,000	1,000,000
Other	1,000,000	5,000,000	4,000,000
Interest Expense Borrowings	151,000,000	136,000,000	102,000,000
Less : Amounts capitalized	0	(13,000,000)	(30,000,000)
Interest expense	151,000,000	123,000,000	72,000,000
Line Of Credit Facility Maximum Borrowing Capacity											1,000,000,000
Debt Instrument Interest Rate Stated Percentage								3.50%			2.375%	6.00%
Convertible Debt Amount Issued		$ 732,500,000
Convertible Debt Stated Percentage				3.50%